Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Plant and Equipment

Note 7 – Plant and Equipment

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Office equipment	$19,895	$19,191
Software	$69,298	$71,829
Furniture and fittings	$21,187	$21,980
Renovation	$20,761	$21,183
Space component	$888,458	$893,556
Ground component	$35,671	$35,876
Ground component under construction	$397,341	$419,205
	$1,452,611	$1,482,820
Less: Accumulated depreciation and amortization	$(361,098)	$(152,049)
Foreign exchange translation	$29,230	$(29,951)
Total	$1,120,743	$1,300,820

As at December 31, 2024 and 2023, the depreciation and amortization expense, classified as operating expenses, were $210,580 and $131,640 respectively.